Equity (Tables)	12 Months Ended
Dec. 31, 2021
Class of Stock [Line Items]
Summary of activity for warrants

The following table provides the activity for all warrants for the respective periods.

		Weighted
		Average	Weighted	(in thousands)
		Remaining	Average	Aggregate
	Total Warrants	Term	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2020 (as previously reported)	620,055	11.08	$14.61	$22,128
Retroactive application of reverse recapitalization (Note 4)	2,455,415	—	(13.53)	—
Outstanding as of December 31, 2020, effect of Merger (Note 4)	3,075,470	4.34	1.09	150,956
Issued	6,193,449	1.90	4.62	115,941
Assumed	3,586,250	5.00	11.50	45,725
Exercised	(3,330,956)	—	(3.19)	(67,412)
Forfeited	(218,423)	—	(1.53)	(1,501)
Outstanding as of December 31, 2021	9,305,790	3.62	9.09	4,942

Substitute Warrants
Class of Stock [Line Items]
Schedule of Assumptions

	Original Warrants	Substitute Warrants
Strike price	$7.58 – $15.84	$1.53 – $3.19
Volatility rate	80.0%	80.0%
Risk-free rate	0.03% – 0.32%	0.03% – 0.32%
Expected term	0.57 – 4.42	0.57 – 4.42
Dividend yield	—	—